LOSS PER SHARE - Shae options outstanding excluded from calculation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share options and restricted share units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from the calculation of diluted loss per share (in shares)	8,312,535	9,436,372	9,311,906